SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2012



[LOGO OF USAA]
    USAA(R)

                                     [GRAPHIC OF USAA CORNERSTONE MODERATE FUND]

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      SEMIANNUAL REPORT
      USAA CORNERSTONE MODERATE FUND
      NOVEMBER 30, 2012

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

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PRESIDENT'S MESSAGE

"DESPITE SOME SIGNS OF IMPROVEMENT, THE U.S.       [PHOTO OF DANIEL S. McNAMARA]
ECONOMY REMAINS FRAGILE."

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DECEMBER 2012

Despite considerable political and economic uncertainty, investor sentiment was generally positive during the reporting period. Equities performed exceptionally well, with international stocks leading the way. Riskier fixed-income asset classes, such as investment-grade bonds and high-yield bonds, also posted solid gains. The municipal bond market extended its rally, continuing to generate strong returns.

Given the state of the global economy, these results might seem surprising. Although emerging economies strengthened during the reporting period, global economic conditions deteriorated. Europe was in recession, growth was slowing in China, and the U.S. recovery was progressing in fits and starts. But investors were optimistic, in my opinion, because they anticipated additional stimulative action by global central banks. And indeed, the sluggish U.S. recovery prompted the Federal Reserve (the Fed) to announce in September a third round of quantitative easing (QE3) in which it made an open-ended commitment to continue buying mortgage-backed securities for as long as it takes to meaningfully drop the unemployment rate. The Fed also said that it planned to keep short-term interest rates in a range between zero and 0.25% until at least mid-2015. According to Fed chairman Ben Bernanke, the Fed was seeking to push stock prices higher and boost the housing market in an aggressive effort to increase consumer and business confidence and ultimately spending.

The European Central Bank previously had announced a quantitative easing program of its own, extending a number of its liquidity operations to help the financial markets deal with the effects of the European sovereign debt crisis. This action also would give European Union (EU) policymakers time to address the problems of the EU's weakest members. Many of these nations, including Greece, Spain, and Italy, are weighed down by a staggering amount of debt. Nevertheless, a lasting solution is yet to be found and major sticking points remain, particularly enforcement mechanisms to keep these economies on track to fiscal balance.

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

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Meanwhile, in the United States, the 2012 election campaign built to a crescendo. Ultimately, the voters chose to maintain the status quo -- President Barack Obama was re-elected to a second term, Republicans retained their majority in the House of Representatives, and Democrats stayed in control of the Senate. With the election over, investors shifted their attention to the so-called "fiscal cliff." Unless Congress acts, $600 to $700 billion in tax hikes and spending cuts will take effect on January 1, 2013. At the time of this writing, negotiations were still ongoing and I am guardedly optimistic that some kind of agreement will be reached before the deadline. Whatever happens, I expect higher taxes and reduced spending at the federal level in 2013, which could slow economic growth over the next few calendar quarters.

Overall, our outlook is cautious. Despite some signs of improvement, the U.S. economy remains fragile. Though we have been encouraged by the strengthening housing market, U.S. economic data continues to be a mixed bag, with positive news frequently offset by negative reports. Furthermore, I think the economy has yet to feel the full impact of Hurricane Sandy. I am troubled also about corporate fundamentals. Revenues have been disappointing in recent calendar quarters, and year-over-year earnings growth is near zero. Many companies reduced their capital expenditures during 2012 because of political and economic uncertainties.

At the time of this writing, we favored emerging markets stocks and precious metals. Though emerging markets equities are likely to be volatile in the short term, they should benefit over the long run from strong earnings growth, largely because of demographic trends in the developing world. As for precious metals, we believe they may add value to a long-term hedging strategy which seeks to minimize the effects of rising inflation.

At USAA Asset Management Company, we believe we have some of the finest investment professionals in the industry managing your investments. On behalf of everyone here, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                            1

MANAGERS' COMMENTARY                                                      2

INVESTMENT OVERVIEW                                                       6

FINANCIAL INFORMATION

   Portfolio of Investments                                              11

   Notes to Portfolio of Investments                                     26

   Financial Statements                                                  30

   Notes to Financial Statements                                         33

EXPENSE EXAMPLE                                                          51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA CORNERSTONE MODERATE FUND (FORMERLY THE USAA BALANCED STRATEGY FUND) (THE FUND) SEEKS HIGH TOTAL RETURN.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest in equity securities, bonds, money market instruments and other instruments. The Fund will have a target asset class allocation of approximately 50% equity securities and 50% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The implementation of the asset allocation may involve the extensive use of equity and fixed-income exchange-traded funds (ETFs). The Fund may invest in investment-grade and below-investment-grade securities.

The Fund also may use alternative investment strategies from time to time, in an attempt to reduce the Fund's volatility over time and enhance the Fund's return and diversification.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1
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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company

         JOHN P. TOOHEY, CFA                                  JULIANNE BASS, CFA
         WASIF A. LATIF                                       DAN DENBOW, CFA
         ARNOLD J. ESPE, CFA

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o   HOW DID THE USAA CORNERSTONE MODERATE FUND (THE FUND) PERFORM DURING THE
    REPORTING PERIOD?

    During the six-month reporting period ended November 30, 2012, the Fund's total return was 7.60%. This compares to returns of -7.46% for the Lipper Balanced Funds Index, 9.33% for the Russell 3000(R) Index, and 1.99% for the Barclays U.S. Aggregate Bond Index.

o   HOW DID THE FINANCIAL MARKETS PERFORM DURING THE PAST SIX MONTHS?

    Stocks and bonds both delivered positive returns during the Fund's reporting period. The world equity markets rallied after global central banks pledged an unprecedented level of support that sharply reduced investors' perception of "tail risk" -- or in other words, the odds of a worst-case economic scenario. European Central Bank (ECB) chief Mario Draghi took the boldest steps, pledging in July that the ECB would do "whatever it takes" to keep the euro zone together. This proved to be positive for the world market in general, and Europe in particular. Investors also were emboldened by the prospects for another round of quantitative easing here in the United States, and

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA CORNERSTONE MODERATE FUND

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    the Federal Reserve offered a new, open-end version of its stimulative policy. Stocks faltered somewhat toward the tail end of the period, however, as investors grew increasingly concerned about the oncoming "fiscal cliff" (i.e., the set of tax increases and government spending cuts set to go into effect at year-end).

    The bond market also finished the period with a healthy performance. U.S. Treasuries produced a slightly positive return, and the generally positive environment worked in favor of credit-sensitive segments of the market such as investment-grade corporate and high-yield bonds.

o   WHAT WERE THE PRIMARY FACTORS AFFECTING THE FUND'S PERFORMANCE?

    We held an allocation to European stocks, which we increased slightly during the reporting period. European equities performed very well during the past six months and this element of our positioning made a positive contribution to performance. We believed valuations were so low that the short-term risks were outweighed by the region's longer-term potential.

    Our allocation to emerging market stocks also added value, as the asset class recovered from its underperformance in 2011 to deliver returns ahead of the U.S. market in the past six months.

    We believe the positive performance impact of these decisions illustrates two key points. First, it helps underscore the value of active management over a passive, index-based approach. Second, it shows the importance of a global investment strategy. While investing overseas inevitably leads to periods of short-term underperformance, we believe it can add value versus a domestic-only strategy over time.

o   WHAT OTHER KEY FACTORS AFFECTED THE FUND'S PERFORMANCE?

    The Fund's performance was helped substantially by the strong return of its fixed-income allocation. During a period in which investors

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    sought opportunity in higher-yielding segments of the fixed-income market, our positions in corporate bonds -- particularly those issued by companies in the financial sector -- and commercial mortgage-backed securities (CMBS) performed very well.

    We believe we have positioned the Fund's fixed-income portfolio to withstand a wide range of potential outcomes in the financial markets. Our duration
    -- or interest rate sensitivity -- is below that of the broader market in the corporate and CMBS segments, as we are focusing our efforts on adding value through individual security selection. The average yield in this portion of the bond portfolio is significantly higher than U.S. Treasuries, which we believe can provide a meaningful performance advantage over time.

    Our weighting in high-yield bonds performed well as increased investor risk appetites and the continued thirst for yield fueled robust demand. Here, we are taking a relatively conservative stance given that the asset class isn't offering compelling values following its strong performance in the past two years.

o   WHAT DETRACTED FROM THE FUND'S PERFORMANCE?

    Another element of our approach is our use of options hedging strategies that are designed to help mitigate against sharp sell-offs in the stock market. This aspect of our strategy, which we employ in the Fund, detracted slightly given the strong performance of the global equity markets. We continue to view this as an essential part of our strategy given the ongoing uncertainties in the global economy. Market volatility is low, which means that the options strategy doesn't cost much to employ. At the same time, it provides an element of protection against news related to the "fiscal cliff" or a potential slowdown in economic growth in the year ahead.

    Our position in gold and precious metals stocks, which performed well through the first half of the period, ultimately cost us some performance due to the very weak showing for this sector in November.

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4  | USAA CORNERSTONE MODERATE FUND

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    However, we believe this portion of the Fund provides some protection in the event that the stimulative policies of the world's central banks are ineffective.

o   DO YOU HAVE ANY CLOSING THOUGHTS FOR INVESTORS?

    In a highly uncertain environment, we will look to mitigate the impact of potentially volatile market conditions by maintaining our steady, long-term approach and continuing to emphasize diversification. We also are placing a particular focus on guiding the portfolio into market segments that offer attractive valuations and away from those that appear to be overpriced. We believe this strategy -- rather than one that is reactive to headlines and short-term market movements -- is the best approach to achieving an effective balance of risk and return.

    Thank you for your investment in the Fund.

    Non-investment grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more creditworthy investment-grade securities. o As interest rates rise, bond prices fall. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA CORNERSTONE MODERATE FUND (FUND) (Ticker Symbol: USBSX)

--------------------------------------------------------------------------------
                                     11/30/12                    5/31/12
--------------------------------------------------------------------------------
Net Assets                        $842.9 Million              $766.0 Million
Net Asset Value Per Share             $13.85                      $13.07

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/12
--------------------------------------------------------------------------------
     5/31/2012-11/30/2012*           1 Year         5 Years        10 Years
            7.60%                    10.70%          2.44%           5.16%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
     1 Year                          5 Years                   10 Years
     11.86%                           2.87%                      5.61%

--------------------------------------------------------------------------------
                       EXPENSE RATIOS AS OF 5/31/12**
--------------------------------------------------------------------------------
    Before Reimbursement 1.44%                       After Reimbursement 1.06%

             (Includes acquired fund fees and expenses of 0.06%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.00% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which exclude acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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6  | USAA CORNERSTONE MODERATE FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                            BARCLAYS U.S.
                  RUSSELL 3000        LIPPER BALANCED      AGGREGATE BOND      USAA CORNERSTONE
                     INDEX              FUNDS INDEX            INDEX             MODERATE FUND
11/30/02           $10,000.00           $10,000.00           $10,000.00           $10,000.00
12/31/02             9,434.65             9,730.45            10,206.56             9,704.96
01/31/03             9,203.79             9,584.69            10,215.27             9,526.39
02/28/03             9,052.37             9,512.81            10,356.62             9,487.57
03/31/03             9,147.56             9,551.63            10,348.64             9,518.06
04/30/03             9,894.53            10,068.52            10,434.03             9,978.36
05/31/03            10,491.81            10,513.84            10,628.57            10,415.25
06/30/03            10,633.40            10,593.57            10,607.48            10,535.07
07/31/03            10,877.33            10,618.12            10,250.86            10,589.94
08/31/03            11,118.37            10,797.37            10,318.92            10,738.87
09/30/03            10,997.66            10,811.07            10,592.07            10,733.48
10/31/03            11,663.23            11,167.75            10,493.28            11,150.54
11/30/03            11,823.88            11,266.63            10,518.42            11,268.58
12/31/03            12,364.70            11,670.32            10,625.46            11,586.46
01/31/04            12,622.64            11,844.58            10,710.94            11,712.83
02/29/04            12,792.69            12,006.02            10,826.88            11,870.79
03/31/04            12,640.84            11,948.74            10,907.96            11,780.92
04/30/04            12,379.47            11,697.63            10,624.17            11,567.01
05/31/04            12,559.38            11,749.28            10,581.61            11,646.24
06/30/04            12,809.00            11,932.98            10,641.42            11,874.67
07/31/04            12,324.62            11,708.33            10,746.90            11,580.58
08/31/04            12,375.38            11,779.55            10,951.89            11,596.48
09/30/04            12,565.61            11,954.55            10,981.61            11,733.33
10/31/04            12,771.99            12,083.83            11,073.70            11,837.02
11/30/04            13,365.71            12,409.32            10,985.37            12,180.01
12/31/04            13,841.96            12,719.09            11,086.45            12,519.90
01/31/05            13,473.28            12,555.24            11,156.07            12,349.72
02/28/05            13,769.87            12,732.87            11,090.21            12,479.38
03/31/05            13,536.96            12,557.56            11,033.25            12,327.57
04/30/05            13,242.85            12,406.66            11,182.58            12,205.51
05/31/05            13,744.64            12,691.16            11,303.56            12,539.13
06/30/05            13,840.66            12,782.35            11,365.20            12,601.54
07/31/05            14,408.47            13,066.40            11,261.73            12,895.74
08/31/05            14,271.12            13,104.20            11,406.10            12,944.77
09/30/05            14,395.97            13,156.15            11,288.61            12,952.49
10/31/05            14,126.35            12,949.58            11,199.27            12,689.83
11/30/05            14,675.87            13,263.96            11,248.80            12,993.53
12/31/05            14,689.04            13,380.14            11,355.75            13,064.98
01/31/06            15,179.82            13,699.54            11,356.39            13,289.79
02/28/06            15,206.81            13,682.40            11,394.09            13,255.21
03/31/06            15,469.66            13,815.63            11,282.28            13,299.10
04/30/06            15,637.49            13,966.27            11,261.82            13,377.38
05/31/06            15,136.84            13,689.35            11,249.81            13,020.77
06/30/06            15,163.62            13,681.16            11,273.66            13,044.15
07/31/06            15,149.42            13,745.02            11,426.10            13,009.13
08/31/06            15,520.02            14,009.37            11,601.01            13,184.22
09/30/06            15,867.44            14,211.32            11,702.92            13,458.19
10/31/06            16,438.63            14,542.39            11,780.33            13,722.25
11/30/06            16,796.30            14,822.53            11,917.00            13,933.49
12/31/06            16,997.45            14,932.14            11,847.84            14,027.76
01/31/07            17,320.98            15,093.18            11,842.98            14,244.59
02/28/07            17,036.85            15,035.58            12,025.59            14,178.60
03/31/07            17,214.17            15,164.59            12,025.96            14,264.59
04/30/07            17,901.82            15,600.74            12,090.81            14,624.76
05/31/07            18,554.21            15,935.94            11,999.18            14,880.67
06/30/07            18,206.72            15,787.05            11,963.68            14,732.81
07/31/07            17,585.82            15,517.93            12,063.48            14,399.27
08/31/07            17,838.25            15,643.38            12,211.33            14,532.69
09/30/07            18,488.58            16,085.33            12,303.97            14,880.73
10/31/07            18,827.74            16,368.19            12,414.50            15,139.44
11/30/07            17,980.14            15,984.45            12,637.75            14,669.92
12/31/07            17,871.34            15,906.81            12,673.25            14,547.43
01/31/08            16,788.13            15,380.95            12,886.13            14,100.75
02/29/08            16,266.69            15,180.83            12,904.02            13,836.81
03/31/08            16,170.32            15,064.82            12,948.04            13,668.22
04/30/08            16,978.98            15,564.26            12,920.99            14,035.98
05/31/08            17,326.82            15,736.19            12,826.24            14,311.80
06/30/08            15,897.00            14,904.24            12,815.87            13,508.70
07/31/08            15,770.21            14,715.49            12,805.42            13,271.89
08/31/08            16,015.13            14,771.44            12,926.95            13,313.07
09/30/08            14,509.33            13,655.44            12,753.32            12,170.43
10/31/08            11,935.96            11,905.31            12,452.29            10,333.97
11/30/08            10,993.74            11,362.95            12,857.61             9,649.19
12/31/08            11,204.06            11,743.17            13,337.32             9,825.43
01/31/09            10,263.81            11,199.58            13,219.64             9,258.58
02/28/09             9,188.62            10,475.16            13,169.74             8,492.28
03/31/09             9,993.49            11,057.77            13,352.82             8,929.21
04/30/09            11,045.14            11,819.45            13,416.66             9,705.20
05/31/09            11,634.47            12,412.41            13,513.97            10,704.42
06/30/09            11,674.11            12,442.05            13,590.84            10,976.68
07/31/09            12,582.78            13,189.62            13,810.05            11,590.08
08/31/09            13,032.38            13,542.59            13,953.05            12,031.30
09/30/09            13,578.39            13,975.61            14,099.62            12,676.87
10/31/09            13,229.16            13,812.22            14,169.24            12,709.49
11/30/09            13,980.89            14,326.39            14,352.68            13,090.01
12/31/09            14,379.30            14,485.49            14,128.33            13,365.72
01/31/10            13,860.96            14,237.76            14,344.15            13,288.84
02/28/10            14,330.88            14,491.00            14,397.72            13,530.46
03/31/10            15,234.10            15,042.12            14,380.01            14,044.44
04/30/10            15,562.87            15,226.74            14,529.70            14,287.92
05/31/10            14,333.44            14,448.15            14,651.97            13,568.54
06/30/10            13,509.44            14,100.73            14,881.73            13,224.77
07/31/10            14,447.30            14,784.80            15,040.50            13,828.43
08/31/10            13,767.22            14,466.82            15,234.04            13,571.32
09/30/10            15,067.08            15,286.86            15,250.27            14,345.95
10/31/10            15,655.86            15,674.91            15,304.57            14,717.26
11/30/10            15,746.24            15,591.26            15,216.61            14,649.75
12/31/10            16,813.67            16,209.31            15,052.52            15,171.43
01/31/11            17,180.90            16,436.68            15,070.04            15,421.07
02/28/11            17,806.43            16,803.91            15,107.74            15,829.57
03/31/11            17,886.75            16,840.80            15,116.08            15,956.26
04/30/11            18,419.14            17,289.27            15,307.97            16,401.39
05/31/11            18,208.98            17,175.13            15,507.74            16,310.08
06/30/11            17,881.96            16,965.64            15,462.34            16,102.36
07/31/11            17,472.47            16,835.88            15,707.69            15,872.32
08/31/11            16,424.20            16,201.49            15,937.18            15,044.20
09/30/11            15,149.76            15,333.12            16,053.12            14,207.94
10/31/11            16,893.38            16,400.07            16,070.36            15,041.65
11/30/11            16,847.72            16,278.89            16,056.42            14,949.02
12/31/11            16,986.21            16,329.21            16,232.89            14,981.30
01/31/12            17,843.38            16,941.44            16,375.43            15,449.46
02/29/12            18,598.20            17,426.97            16,371.67            15,870.81
03/31/12            19,171.90            17,615.34            16,281.96            16,016.01
04/30/12            19,046.16            17,598.95            16,462.47            15,980.70
05/31/12            17,868.74            16,838.67            16,611.43            15,380.54
06/30/12            18,568.58            17,266.56            16,617.94            15,708.41
07/31/12            18,752.50            17,474.41            16,847.16            15,874.64
08/31/12            19,220.52            17,749.12            16,858.16            16,123.98
09/30/12            19,725.25            18,058.61            16,881.37            16,405.46
10/31/12            19,385.02            17,967.96            16,914.57            16,465.20
11/30/12            19,535.14            18,094.88            16,941.26            16,548.83

                                   [END CHART]

                         Data from 11/30/02 to 11/30/12.

                         See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

The graph on page 7 illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Moderate Fund to the following benchmarks:

o The unmanaged Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

o The unmanaged Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

================================================================================

8  | USAA CORNERSTONE MODERATE FUND

================================================================================

                              o TOP 10 HOLDINGS* o
                                 AS OF 11/30/12
                                (% of Net Assets)

iShares MSCI EAFE Index Fund** ............................................ 12.3%
Vanguard MSCI Emerging Markets ETF** ......................................  5.4%
U.S. Treasury Note, 1.75%, 5/15/2022 ......................................  4.2%
U.S. Treasury Bond, 3.00%, 5/15/2042 ......................................  3.8%
iShares S&P MidCap 400 Index Fund**  ......................................  1.3%
Apple, Inc. ...............................................................  1.1%
U.S. Treasury Bond, 2.75%, 8/15/2042 ......................................  0.9%
Oil Insurance Ltd. ........................................................  0.8%
Glen Meadow ...............................................................  0.7%
Microsoft Corp. ...........................................................  0.7%

 * Excludes money market instruments.

** The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 11-25.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                       o ASSET ALLOCATION -- 11/30/2012* o

                         [PIE CHART OF ASSET ALLOCATION]

U.S. EQUITY SECURITIES**                                                   27.2%
INTERNATIONAL EQUITY SECURITIES                                            19.9%
CORPORATE OBLIGATIONS                                                      17.5%
COMMERCIAL MORTGAGE SECURITIES                                             11.8%
U.S. TREASURY SECURITIES                                                    9.4%
EURODOLLAR AND YANKEE OBLIGATIONS                                           6.7%
MONEY MARKET INSTRUMENTS                                                    4.1%
PRECIOUS METALS AND MINERALS SECURITIES                                     2.0%
GLOBAL REAL ESTATE EQUITY SECURITIES                                        0.6%
ASSET-BACKED SECURITIES                                                     0.2%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

Excludes options.

* The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

10  | USAA CORNERSTONE MODERATE FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER OF                                                                         VALUE
SHARES       SECURITY                                                             (000)
---------------------------------------------------------------------------------------
U.S. EQUITY SECURITIES (27.2%)

COMMON STOCKS (23.9%)

CONSUMER DISCRETIONARY (2.4%)
-----------------------------
ADVERTISING (0.2%)
    32,480   Omnicom Group, Inc.                                               $  1,615
                                                                               --------
APPAREL RETAIL (0.4%)
    83,800   Ascena Retail Group, Inc.*                                           1,685
    22,300   Ross Stores, Inc.                                                    1,269
                                                                               --------
                                                                                  2,954
                                                                               --------
CABLE & SATELLITE (0.3%)
    72,420   Comcast Corp. "A"                                                    2,693
                                                                               --------
GENERAL MERCHANDISE STORES (0.1%)
    18,100   Target Corp.                                                         1,143
                                                                               --------
HOME IMPROVEMENT RETAIL (0.3%)
    68,400   Lowe's Companies, Inc.                                               2,468
                                                                               --------
HOMEFURNISHING RETAIL (0.2%)
    30,910   Bed Bath & Beyond, Inc.*                                             1,815
                                                                               --------
HOTELS, RESORTS & CRUISE LINES (0.4%)
   100,500   Royal Caribbean Cruises Ltd.                                         3,543
                                                                               --------
INTERNET RETAIL (0.1%)
     2,400   Amazon.com, Inc.*                                                      605
                                                                               --------
PUBLISHING (0.2%)
    36,700   McGraw-Hill Companies, Inc.                                          1,949
                                                                               --------
SPECIALTY STORES (0.2%)
    21,000   PetSmart, Inc.                                                       1,484
                                                                               --------
             Total Consumer Discretionary                                        20,269
                                                                               --------
CONSUMER STAPLES (2.2%)
-----------------------
DRUG RETAIL (0.3%)
    56,530   CVS Caremark Corp.                                                   2,629
                                                                               --------
HYPERMARKETS & SUPER CENTERS (0.5%)
    65,000   Wal-Mart Stores, Inc.                                                4,681
                                                                               --------
PACKAGED FOODS & MEAT (0.2%)
    83,700   Tyson Foods, Inc. "A"                                                1,605
                                                                               --------
SOFT DRINKS (0.5%)
    58,800   PepsiCo, Inc.                                                        4,128
                                                                               --------
TOBACCO (0.7%)
    18,740   Lorillard, Inc.                                                      2,271
    36,760   Philip Morris International, Inc.                                    3,304
                                                                               --------
                                                                                  5,575
                                                                               --------
             Total Consumer Staples                                              18,618
                                                                               --------
ENERGY (2.4%)
-------------
COAL & CONSUMABLE FUELS (0.2%)
    62,100   PEABODY ENERGY Corp.                                                 1,559
                                                                               --------
INTEGRATED OIL & GAS (1.4%)
    55,130   Chevron Corp.                                                        5,827
    48,610   Exxon Mobil Corp.                                                    4,285
    26,770   Occidental Petroleum Corp.                                           2,013
                                                                               --------
                                                                                 12,125
                                                                               --------
OIL & GAS EQUIPMENT & SERVICES (0.4%)
    50,140   Halliburton Co.                                                      1,672
    29,460   National-Oilwell Varco, Inc.                                         2,012
                                                                               --------
                                                                                  3,684
                                                                               --------
OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    18,300   Apache Corp.                                                         1,411
    19,000   Southwestern Energy Co.*                                               659
                                                                               --------
                                                                                  2,070
                                                                               --------
OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    37,380   Spectra Energy Corp.                                                 1,045
                                                                               --------
             Total Energy                                                        20,483
                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER OF                                                                         VALUE
SHARES       SECURITY                                                             (000)
---------------------------------------------------------------------------------------
FINANCIALS (3.6%)
-----------------
ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
    11,000   BlackRock, Inc. "A"                                               $  2,167
                                                                               --------
CONSUMER FINANCE (0.4%)
    57,700   Capital One Financial Corp.                                          3,324
                                                                               --------
DIVERSIFIED BANKS (0.5%)
   127,840   Wells Fargo & Co.                                                    4,220
                                                                               --------
INVESTMENT BANKING & BROKERAGE (0.1%)
    33,000   Morgan Stanley                                                         557
                                                                               --------
LIFE & HEALTH INSURANCE (0.6%)
   144,500   MetLife, Inc.                                                        4,796
                                                                               --------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
    74,333   Citigroup, Inc.                                                      2,570
    76,800   JPMorgan Chase & Co.                                                 3,155
                                                                               --------
                                                                                  5,725
                                                                               --------
PROPERTY & CASUALTY INSURANCE (0.3%)
    12,560   Berkshire Hathaway, Inc. "B"*                                        1,106
    22,740   Travelers Companies, Inc.                                            1,611
                                                                               --------
                                                                                  2,717
                                                                               --------
REGIONAL BANKS (0.6%)
    80,400   BB&T Corp.                                                           2,265
    90,030   CIT Group, Inc.*                                                     3,335
                                                                               --------
                                                                                  5,600
                                                                               --------
SPECIALIZED FINANCE (0.2%)
    11,400   IntercontinentalExchange, Inc.*                                      1,506
                                                                               --------
             Total Financials                                                    30,612
                                                                               --------
HEALTH CARE (3.8%)
------------------
BIOTECHNOLOGY (0.3%)
    31,750   Celgene Corp.*                                                       2,495
                                                                               --------
HEALTH CARE DISTRIBUTORS (0.1%)
    24,800   Cardinal Health, Inc.                                                1,003
                                                                               --------
HEALTH CARE EQUIPMENT (0.3%)
    59,700   Hologic, Inc.*                                                       1,139
    15,000   Varian Medical Systems, Inc.*                                        1,037
                                                                               --------
                                                                                  2,176
                                                                               --------
HEALTH CARE SERVICES (0.4%)
    59,120   Express Scripts Holdings Co.*                                        3,184
                                                                               --------
LIFE SCIENCES TOOLS & SERVICES (0.3%)
    38,691   Thermo Fisher Scientific, Inc.                                       2,459
                                                                               --------
MANAGED HEALTH CARE (0.3%)
    50,000   UnitedHealth Group, Inc.                                             2,719
                                                                               --------
PHARMACEUTICALS (2.1%)
    43,550   Abbott Laboratories                                                  2,831
    67,440   Johnson & Johnson                                                    4,703
   111,270   Merck & Co., Inc.                                                    4,929
   222,500   Pfizer, Inc.                                                         5,567
                                                                               --------
                                                                                 18,030
                                                                               --------
             Total Health Care                                                   32,066
                                                                               --------
INDUSTRIALS (2.5%)
------------------
AEROSPACE & DEFENSE (0.5%)
     7,950   TransDigm Group, Inc.                                                1,081
    36,050   United Technologies Corp.                                            2,888
                                                                               --------
                                                                                  3,969
                                                                               --------
AIR FREIGHT & LOGISTICS (0.6%)
    42,500   Expeditors International of Washington, Inc.                         1,591
    43,730   United Parcel Service, Inc. "B"                                      3,197
                                                                               --------
                                                                                  4,788
                                                                               --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    16,330   Caterpillar, Inc.                                                    1,392
                                                                               --------
INDUSTRIAL CONGLOMERATES (0.8%)
    59,600   Danaher Corp.                                                        3,217
   166,490   General Electric Co.                                                 3,518
                                                                               --------
                                                                                  6,735
                                                                               --------

================================================================================

12  | USAA CORNERSTONE MODERATE FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER OF                                                                         VALUE
SHARES       SECURITY                                                             (000)
---------------------------------------------------------------------------------------
INDUSTRIAL MACHINERY (0.5%)
    54,500   Eaton Corp.*                                                      $  2,843
    15,000   Stanley Black & Decker, Inc.                                         1,078
                                                                               --------
                                                                                  3,921
                                                                               --------
             Total Industrials                                                   20,805
                                                                               --------
INFORMATION TECHNOLOGY (5.0%)
-----------------------------
COMMUNICATIONS EQUIPMENT (1.4%)
   223,990   Cisco Systems, Inc.                                                  4,236
    62,500   Motorola Solutions, Inc.                                             3,403
    65,800   QUALCOMM, Inc.                                                       4,186
                                                                               --------
                                                                                 11,825
                                                                               --------
COMPUTER HARDWARE (1.1%)
    16,380   Apple, Inc.                                                          9,587
                                                                               --------
COMPUTER STORAGE & PERIPHERALS (0.4%)
   128,210   EMC Corp.*                                                           3,182
                                                                               --------
DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
     9,440   Automatic Data Processing, Inc.                                        536
                                                                               --------
INTERNET SOFTWARE & SERVICES (0.6%)
    38,500   Facebook, Inc. "A"*                                                  1,078
     6,270   Google, Inc. "A"*                                                    4,379
                                                                               --------
                                                                                  5,457
                                                                               --------
SEMICONDUCTORS (0.3%)
    34,000   Broadcom Corp. "A"                                                   1,101
    79,890   Intel Corp.                                                          1,563
                                                                               --------
                                                                                  2,664
                                                                               --------
SYSTEMS SOFTWARE (1.1%)
   229,880   Microsoft Corp.                                                      6,119
    92,230   Oracle Corp.                                                         2,961
                                                                               --------
                                                                                  9,080
                                                                               --------
             Total Information Technology                                        42,331
                                                                               --------
MATERIALS (1.0%)
----------------
FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
     7,020   CF Industries Holdings, Inc.                                         1,503
    30,660   Monsanto Co.                                                         2,808
                                                                               --------
                                                                                  4,311
                                                                               --------
GOLD (0.3%)
    17,500   Allied Nevada Gold Corp.*                                              569
    46,200   AuRico Gold, Inc.*                                                     364
    11,700   Newmont Mining Corp.                                                   551
     7,900   Royal Gold, Inc.                                                       638
                                                                               --------
                                                                                  2,122
                                                                               --------
PAPER PRODUCTS (0.2%)
    44,700   International Paper Co.                                              1,660
                                                                               --------
             Total Materials                                                      8,093
                                                                               --------
TELECOMMUNICATION SERVICES (0.4%)
---------------------------------
INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    91,899   AT&T, Inc.                                                           3,137
                                                                               --------
UTILITIES (0.6%)
----------------
GAS UTILITIES (0.1%)
    23,580   ONEOK, Inc.                                                          1,058
                                                                               --------
MULTI-UTILITIES (0.5%)
    50,000   CenterPoint Energy, Inc.                                               987
    90,581   CMS Energy Corp.                                                     2,213
    40,201   Xcel Energy, Inc.                                                    1,087
                                                                               --------
                                                                                  4,287
                                                                               --------
             Total Utilities                                                      5,345
                                                                               --------
             Total Common Stocks (cost: $180,481)                               201,759
                                                                               --------
PREFERRED SECURITIES (1.6%)

CONSUMER STAPLES (0.4%)
-----------------------
AGRICULTURAL PRODUCTS (0.4%)
    30,000   Dairy Farmers of America, Inc., 7.88%,
              cumulative redeemable, perpetual(a)                                 3,194
                                                                               --------
ENERGY (0.6%)
-------------
OIL & GAS EXPLORATION & PRODUCTION (0.6%)
     6,000   Chesapeake Energy Corp.,5.75%, perpetual(a)                          5,356
                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

---------------------------------------------------------------------------------------
PRINCIPAL                                                                        MARKET
AMOUNT                                                                            VALUE
$(000)/SHARES   SECURITY                                                          (000)
---------------------------------------------------------------------------------------
FINANCIALS (0.6%)
-----------------
LIFE & HEALTH INSURANCE (0.4%)
   113,184      Delphi Financial Group, Inc., 7.38%, perpetual                 $  2,830
                                                                               --------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
        30      International Lease Finance Corp., 0.39%, perpetual(b)            1,860
                                                                               --------
PROPERTY & CASUALTY INSURANCE (0.0%)
    $1,000      Security Capital Assurance Ltd., 6.88%, perpetual(b)                  -
                                                                               --------
                Total Financials                                                  4,690
                                                                               --------
                Total Preferred Securities (cost: $14,272)                       13,240
                                                                               --------
EXCHANGE-TRADED FUNDS (1.7%)
    37,392      iShares Russell 2000 Index Fund                                   3,070
   108,886      iShares S&P MidCap 400 Index Fund                                10,902
                                                                               --------
                Total Exchange-Traded Funds (cost: $13,869)                      13,972
                                                                               --------
                Total U.S. Equity Securities (cost: $208,622)                   228,971
                                                                               --------
INTERNATIONAL EQUITY SECURITIES (19.9%)

COMMON STOCKS (0.8%)

CONSUMER DISCRETIONARY (0.2%)
-----------------------------
APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    36,100      Adidas AG ADR                                                     1,593
                                                                               --------
CONSUMER STAPLES (0.3%)
-----------------------
PACKAGED FOODS & MEAT (0.3%)
    61,610      Unilever N.V.                                                     2,331
                                                                               --------
ENERGY (0.2%)
-------------
OIL & GAS EQUIPMENT & SERVICES (0.2%)
    22,750      Schlumberger Ltd.                                                 1,629
                                                                               --------
TELECOMMUNICATION SERVICES (0.1%)
---------------------------------
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    41,000      Vodafone Group plc ADR                                            1,058
                                                                               --------
                Total Common Stocks (cost: $6,132)                                6,611
                                                                               --------
PREFERRED SECURITIES (1.1%)

FINANCIALS (1.1%)
-----------------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
   176,000      ING Groep N.V., 7.38%, perpetual                                  4,450
                                                                               --------
REINSURANCE (0.6%)
     1,500      American Overseas Group Ltd., 7.50%,
                  non-cumulative, perpetual, acquired 1/23/2007 -
                  3/09/2007; cost $1,533(b),(c)                                     375
    $4,000      Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(a)           4,183
                                                                               --------
                                                                                  4,558
                                                                               --------
                Total Financials                                                  9,008
                                                                               --------
                Total Preferred Securities (cost: $9,135)                         9,008
                                                                               --------
EXCHANGE-TRADED FUNDS (18.0%)
 1,878,606      iShares MSCI EAFE Index Fund                                    103,493
   100,000      iShares MSCI EMU Index Fund                                       3,188
 1,083,306      Vanguard MSCI Emerging Markets ETF*                              45,542
                                                                               --------
                Total Exchange-Traded Funds (cost: $161,645)                    152,223
                                                                               --------
                Total International Equity Securities (cost: $176,912)          167,842
                                                                               --------

================================================================================

14  | USAA CORNERSTONE MODERATE FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER OF                                                                         VALUE
SHARES       SECURITY                                                             (000)
---------------------------------------------------------------------------------------
PRECIOUS METALS AND MINERALS SECURITIES (2.0%)

GOLD (1.1%)

AFRICAN GOLD COMPANIES (0.1%)
    15,356   AngloGold Ashanti Ltd. ADR                                        $    476
    38,700   Gold Fields Ltd. ADR                                                   475
                                                                               --------
                                                                                    951
                                                                               --------
AUSTRALIAN GOLD COMPANIES (0.1%)
    16,200   Newcrest Mining Ltd.                                                   434
                                                                               --------
EUROPEAN GOLD COMPANIES (0.1%)
     6,200   Randgold Resources Ltd. ADR                                            665
                                                                               --------
NORTH AMERICAN GOLD COMPANIES (0.7%)
    10,500   Agnico-Eagle Mines Ltd.                                                586
    18,200   Alamos Gold, Inc.
    13,900   Barrick Gold Corp.                                                     480
    54,000   Centerra Gold, Inc.                                                    484
    95,000   Dundee Precious Metals, Inc.*                                          802
    39,900   Eldorado Gold Corp.                                                    578
    18,800   Goldcorp, Inc.                                                         728
    50,000   Harmony Gold Mining Co. Ltd. ADR                                       391
    49,200   IAMGOLD Corp.                                                          582
    55,400   Kinross Gold Corp.                                                     558
    68,700   Osisko Mining Corp.*                                                   560
    91,400   Semafo, Inc.                                                           319
    30,800   Yamana Gold, Inc.                                                      579
                                                                               --------
                                                                                  6,990
                                                                               --------
SOUTH AMERICAN GOLD COMPANIES (0.1%)
    15,500   Compania de Minas Buenaventura S.A. ADR                                508
                                                                               --------
             Total Gold (cost: $9,067)                                            9,548
                                                                               --------
SILVER (0.2%)
    43,100   Pan American Silver Corp.                                              821
    24,300   Silver Wheaton Corp.                                                   893
                                                                               --------
             Total Silver (cost: $1,419)                                          1,714
                                                                               --------
EXCHANGE-TRADED FUNDS (0.7%)
    35,025   SPDR Gold Trust*                                                     5,816
                                                                               --------
             Total Exchange-Traded Funds (cost: $6,008)                           5,816
                                                                               --------
             Total Precious Metals and Minerals Securities (cost: $16,494)       17,078
                                                                               --------
GLOBAL REAL ESTATE EQUITY SECURITIES (0.6%)

PREFERRED SECURITIES (0.6%)

REITs -- OFFICE (0.6%)
    67,000   CommonWealth REIT, 6.50%, perpetual*                                 1,564
   130,027   CommonWealth REIT, Series E, 7.25%,
              cumulative redeemable, perpetual                                    3,234
                                                                               --------
             Total REITs -- Office                                                4,798
                                                                               --------
             Total Preferred Securities (cost: $4,884)                            4,798
                                                                               --------
             Total Global Real Estate Equity Securities (cost: $4,884)            4,798
                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)        SECURITY                                                RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
             BONDS (45.6%)

             CORPORATE OBLIGATIONS (17.5%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             ADVERTISING (0.1%)
$       900  Clear Channel Worldwide(a)                               6.50%     11/15/2022      $    900
                                                                                                --------
             CASINOS & GAMING (0.1%)
      1,000  Marina District Finance Co., Inc.                        9.88       8/15/2018           958
                                                                                                --------
             Total Consumer Discretionary                                                          1,858
                                                                                                --------
             ENERGY (2.4%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
        900  Arch Coal, Inc.(a)                                       9.88       6/15/2019           911
                                                                                                --------
             INTEGRATED OIL & GAS (0.1%)
        900  Northern Tier Energy, LLC(a)                             7.13      11/15/2020           907
                                                                                                --------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
        900  GMX Resources, Inc.                                     11.00      12/01/2017           859
        900  Halcon Resources Corp.(a)                                8.88       5/15/2021           934
        900  Quicksilver Resources, Inc.                             11.75       1/01/2016           898
      4,540  Quicksilver Resources, Inc.                              7.13       4/01/2016         3,700
        900  Samson Investment Co.(d)                                 6.00       9/25/2018           908
                                                                                                --------
                                                                                                   7,299
                                                                                                --------
             OIL & GAS STORAGE & TRANSPORTATION (1.3%)
      3,059  Enbridge Energy Partners, LP                             8.05      10/01/2037         3,460
        800  Enterprise Products Operating, LP                        7.00       6/01/2067           861
        900  Sabine Pass LNG, LP(a)                                   6.50      11/01/2020           903
      6,900  Southern Union Co.                                       3.33(e)   11/01/2066         5,951
                                                                                                --------
                                                                                                  11,175
                                                                                                --------
             Total Energy                                                                         20,292
                                                                                                --------
             FINANCIALS (10.6%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
      6,800  State Street Capital Trust IV                            1.39(e)    6/15/2037         5,280
                                                                                                --------
             CONSUMER FINANCE (0.8%)
      3,300  American Express Co.(f)                                  6.80       9/01/2066         3,560
      3,300  Capital One Financial Corp.(f)                           7.69       8/15/2036         3,329
                                                                                                --------
                                                                                                   6,889
                                                                                                --------
             DIVERSIFIED BANKS (0.1%)
        600  Compass Bank                                             6.40      10/01/2017           650
                                                                                                --------

================================================================================

16  | USAA CORNERSTONE MODERATE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)        SECURITY                                                RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
             LIFE & HEALTH INSURANCE (1.5%)
$     4,000  Great-West Life & Annuity Insurance Co.(a),(f)          7.15%       5/16/2046      $  4,130
      3,300  Lincoln National Corp.                                  7.00        5/17/2066         3,350
      2,000  Principal Financial Global Fund, LLC                    0.87(e)     1/10/2031         1,543
      3,500  StanCorp Financial Group, Inc.(f)                       6.90        6/01/2067         3,482
                                                                                                --------
                                                                                                  12,505
                                                                                                --------
             MULTI-LINE INSURANCE (1.9%)
      8,750  Genworth Financial, Inc.                                6.15       11/15/2066         5,917
      6,800  Glen Meadow(a)                                          6.51        2/12/2067         6,154
      4,000  Nationwide Mutual Insurance Co.(a)                      5.81       12/15/2024         3,857
                                                                                                --------
                                                                                                  15,928
                                                                                                --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
      2,500  Countrywide Financial Corp.(f)                          6.25        5/15/2016         2,762
      3,000  General Electric Capital Trust I                        6.38       11/15/2067         3,172
      2,000  ILFC E-Capital Trust I(a)                               4.52(e)    12/21/2065         1,418
      2,000  ILFC E-Capital Trust II(a)                              6.25       12/21/2065         1,630
      2,100  JPMorgan Chase Capital XIII                             1.31(e)     9/30/2034         1,649
      2,500  JPMorgan Chase Capital XXI                              1.26(e)     2/02/2037         1,885
                                                                                                --------
                                                                                                  12,516
                                                                                                --------
             PROPERTY & CASUALTY INSURANCE (2.1%)
      4,000  Allstate Corp.(f)                                       6.13        5/15/2037         4,146
      3,000  BNSF Funding Trust I(f)                                 6.61       12/15/2055         3,409
      1,000  HSB Group, Inc.                                         1.25(e)     7/15/2027           700
      2,500  Ironshore Holdings, Inc.(a),(f)                         8.50        5/15/2020         2,777
      2,300  Progressive Corp.                                       6.70        6/15/2037         2,478
      1,000  RLI Corp.(f)                                            5.95        1/15/2014         1,046
      2,500  Travelers Companies, Inc.                               6.25        3/15/2037         2,655
                                                                                                --------
                                                                                                  17,211
                                                                                                --------
             REGIONAL BANKS (1.8%)
      1,000  Allfirst Preferred Capital Trust                        1.84(e)     7/15/2029           779
      1,000  Cullen/Frost Bankers, Inc.(f)                           0.84(e)     2/15/2017           961
      1,000  Emigrant Bancorp, Inc.(a)                               6.25        6/15/2014           933
        500  First Empire Capital Trust I                            8.23        2/01/2027           510
        700  First Hawaiian Capital I                                8.34        7/01/2027           708
      2,850  First Maryland Capital Trust I                          1.34(e)     1/15/2027         2,311
      2,500  First Tennessee Bank, N.A.                              5.65        4/01/2016         2,736
      2,000  Fulton Capital Trust I                                  6.29        2/01/2036         1,906
      2,000  Huntington Capital II "B"                               1.01(e)     6/15/2028         1,467
      2,000  Manufacturers & Traders Trust Co.                       5.63       12/01/2021         2,066
      1,000  Susquehanna Bancshares, Inc.                            2.13(e)     5/01/2014           959
                                                                                                --------
                                                                                                  15,336
                                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)        SECURITY                                                RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
             REINSURANCE (0.1%)
$     1,000  Alterra Finance, LLC                                     6.25%      9/30/2020      $  1,116
                                                                                                --------
             REITs -- MORTGAGE (0.1%)
        900  Walter Investment Management(d),(g)                      5.75      11/28/2017           904
                                                                                                --------
             REITs -- RETAIL (0.1%)
      1,000  New Plan Excel Realty Trust, Inc.                        7.68      11/02/2026           967
                                                                                                --------
             Total Financials                                                                     89,302
                                                                                                --------
             INDUSTRIALS (0.6%)
             ------------------
             AEROSPACE & DEFENSE (0.4%)
      3,000  Textron Financial Corp.(a)                               6.00       2/15/2067         2,641
                                                                                                --------
             AIRLINES (0.2%)
        947  America West Airlines, Inc. Pass-Through Trust (INS)     7.93       1/02/2019         1,020
        701  United Air Lines, Inc. Pass-Through Trust(a)            12.00       7/15/2017           775
                                                                                                --------
                                                                                                   1,795
                                                                                                --------
             Total Industrials                                                                     4,436
                                                                                                --------
             INFORMATION TECHNOLOGY (0.5%)
             -----------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
        900  First Data Corp.(a)                                      6.75      11/01/2020           911
                                                                                                --------
             SEMICONDUCTORS (0.4%)
      3,000  Intel Corp.(a)                                           3.25       8/01/2039         3,469
                                                                                                --------
             Total Information Technology                                                          4,380
                                                                                                --------
             MATERIALS (0.1%)
             ----------------
             STEEL (0.1%)
        900  Atkore International, Inc.(a)                            9.88       1/01/2018           921
                                                                                                --------
             UTILITIES (3.1%)
             ----------------
             ELECTRIC UTILITIES (1.5%)
        218  Cedar Brakes II, LLC(a)                                  9.88       9/01/2013           225
      1,800  FPL Group Capital, Inc.                                  6.35      10/01/2066         1,928
      1,000  FPL Group Capital, Inc.                                  6.65       6/15/2067         1,077
      1,000  FPL Group Capital, Inc.                                  7.30       9/01/2067         1,111
      3,012  PPL Capital Funding, Inc.                                6.70       3/30/2067         3,189
      7,596  Texas Competitive Electric Holdings Co., LLC(d)          4.75      10/10/2017         4,970
                                                                                                --------
                                                                                                  12,500
                                                                                                --------
             MULTI-UTILITIES (1.6%)
      2,500  Dominion Resources, Inc.(f)                              7.50       6/30/2066         2,777
      1,500  Dominion Resources, Inc.                                 2.66(e)    9/30/2066         1,419

================================================================================

18  | USAA CORNERSTONE MODERATE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)        SECURITY                                                RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$     2,042  Integrys Energy Group, Inc.(f)                          6.11%      12/01/2066      $  2,156
      3,825  Puget Sound Energy, Inc.                                6.97        6/01/2067         4,059
      3,000  Wisconsin Energy Corp.                                  6.25        5/15/2067         3,243
                                                                                                --------
                                                                                                  13,654
                                                                                                --------
             Total Utilities                                                                      26,154
                                                                                                --------
             Total Corporate Obligations (cost: $132,168)                                        147,343
                                                                                                --------

             EURODOLLAR AND YANKEE OBLIGATIONS (6.7%)

             ENERGY (0.5%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.5%)
      3,500  TransCanada Pipelines Ltd.(f)                           6.35        5/15/2067         3,766
                                                                                                --------
             FINANCIALS (5.1%)
             -----------------
             DIVERSIFIED BANKS (2.1%)
        500  Barclays Bank plc                                       0.75(e)             -(h)        212
        350  Barclays Bank plc                                       0.94(e)             -(h)        170
      8,030  Barclays Bank plc                                       1.00(e)             -(h)      3,895
        900  Barclays Bank plc(a)                                    7.70                -(h)        929
      2,000  HSBC Bank plc                                           0.85(e)             -(h)      1,013
      9,500  HSBC Bank plc                                           1.00(e)             -(h)      4,845
      1,000  Landsbanki Islands hf, acquired 10/12/2007;
              cost $1,000(a),(b),(c),(i)                             7.43                -(h)          -
      1,800  Lloyds TSB Bank plc                                     0.81(e)             -(h)        828
      5,200  Royal Bank of Scotland Group plc                        9.50        3/16/2022         6,060
                                                                                                --------
                                                                                                  17,952
                                                                                                --------
             DIVERSIFIED CAPITAL MARKETS (0.3%)
      3,000  Deutsche Bank Capital Trust IV(f)                       4.59(e)             -(h)      2,445
                                                                                                --------
             MULTI-LINE INSURANCE (1.6%)
      2,500  AXA S.A.                                                1.68(e)             -(h)      1,413
      8,641  AXA S.A.                                                2.03(e)             -(h)      4,925
      7,650  Oil Insurance Ltd.(a)                                   3.34(e)             -(h)      6,914
                                                                                                --------
                                                                                                  13,252
                                                                                                --------
             PROPERTY & CASUALTY INSURANCE (0.7%)
      2,880  QBE Capital Funding III, LP(a)                          7.25        5/24/2041         2,973
      3,000  QBE Insurance Group Ltd.(a)                             5.65        7/01/2023         2,979
                                                                                                --------
                                                                                                   5,952
                                                                                                --------
             REGIONAL BANKS (0.0%)
      2,000  Glitnir Banki hf, acquired 9/11/2006 - 10/18/2006;
              cost $2,034(a),(b),(c),(i)                             7.45                -(h)          -
                                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)        SECURITY                                                RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
             REINSURANCE (0.4%)
$     1,500  Max USA Holdings Ltd.(a)                                7.20%       4/14/2017      $  1,585
      1,500  Platinum Underwriters Finance, Inc.(f)                  7.50        6/01/2017         1,676
                                                                                                --------
                                                                                                   3,261
                                                                                                --------
             Total Financials                                                                     42,862
                                                                                                --------
             INDUSTRIALS (0.4%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.4%)
      3,300  Hutchison Whampoa Ltd.(a)                               6.00                -(h)      3,469
                                                                                                --------
             MATERIALS (0.7%)
             ----------------
             CONSTRUCTION MATERIALS (0.1%)
      1,000  Cemex Espana Luxembourg(a)                              9.88(e)     4/30/2019         1,094
                                                                                                --------
             GOLD (0.1%)
        900  New Gold, Inc.(a)                                       6.25       11/15/2022           924
                                                                                                --------
             STEEL (0.5%)
      4,000  ArcelorMittal                                           4.25        2/25/2015         4,042
                                                                                                --------
             Total Materials                                                                       6,060
                                                                                                --------
             Total Eurodollar and Yankee Obligations (cost: $57,569)                              56,157
                                                                                                --------

             ASSET-BACKED SECURITIES (0.2%)

             FINANCIALS (0.2%)
             -----------------
             ASSET-BACKED FINANCING (0.2%)
      2,000  SLM Student Loan Trust                                  0.79(e)     7/15/2036         1,256
        740  SLM Student Loan Trust                                  0.87(e)    10/25/2038           595
                                                                                                --------
                                                                                                   1,851
                                                                                                --------
             Total Financials                                                                      1,851
                                                                                                --------
             Total Asset-Backed Securities (cost: $2,056)                                          1,851
                                                                                                --------

             COMMERCIAL MORTGAGE SECURITIES (11.8%)

             FINANCIALS (11.8%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (11.8%)
      1,000  Banc of America Commercial Mortgage, Inc.               5.26       11/10/2042         1,010
      1,205  Banc of America Commercial Mortgage, Inc.               4.95        7/10/2043         1,293
      3,238  Banc of America Commercial Mortgage, Inc.               5.81        7/10/2044         3,319
      3,000  Banc of America Commercial Mortgage, Inc.               5.77        5/10/2045         3,067
      2,700  Banc of America Commercial Mortgage, Inc.               5.46        9/10/2045         2,834
      2,643  Banc of America Commercial Mortgage, Inc.(f)            5.18       10/10/2045         2,914
      1,000  Banc of America Commercial Mortgage, Inc.               5.68        7/10/2046         1,126
      2,429  Banc of America Commercial Mortgage, Inc.(f)            5.35        9/10/2047         2,686


================================================================================

20  | USAA CORNERSTONE MODERATE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)        SECURITY                                                RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$     3,387  Banc of America Commercial Mortgage, Inc.(a)            6.14%       9/10/2047      $  3,540
      2,000  BCRR Trust(a)                                           5.86        7/17/2040         2,214
        400  Bear Stearns Commercial Mortgage Securities, Inc.       5.46       12/11/2040           333
      2,000  Bear Stearns Commercial Mortgage Securities, Inc.(f)    5.21        2/11/2041         1,935
        900  Bear Stearns Commercial Mortgage Securities, Inc.       5.60       10/12/2041           840
      3,200  Bear Stearns Commercial Mortgage Securities, Inc.(f)    4.99        9/11/2042         3,244
      4,000  Citigroup Commercial Mortgage Trust(f)                  5.40        7/15/2044         4,223
        900  Citigroup Commercial Mortgage Trust                     5.73        3/15/2049           894
        800  Citigroup Commercial Mortgage Trust                     5.48       10/15/2049           763
      3,000  Commercial Mortgage Loan Trust(f)                       6.02       12/10/2049         3,134
      1,000  Commercial Mortgage Loan Trust                          5.54       12/11/2049         1,096
      1,000  Credit Suisse First Boston Mortgage
              Securities Corp.(a)                                    5.02        1/15/2037           964
      1,000  Credit Suisse First Boston Mortgage Securities Corp.    5.10        8/15/2038         1,052
        328  G-Force, LLC(a)                                         5.16       12/25/2039           328
      3,000  GE Capital Commercial Mortgage Corp.(f)                 5.33        3/10/2044         2,728
      1,000  GE Capital Commercial Mortgage Corp.                    5.33       11/10/2045           296
      1,900  GE Capital Commercial Mortgage Corp.                    5.61       12/10/2049         1,846
      2,000  GMAC Commercial Mortgage Securities, Inc.               4.97       12/10/2041         1,756
        500  GMAC Commercial Mortgage Securities, Inc.               4.98       12/10/2041           323
      1,000  GMAC Commercial Mortgage Securities, Inc.(f)            4.81        5/10/2043           952
        800  Greenwich Capital Commercial Funding Corp.              5.88        7/10/2038           893
      1,000  GS Mortgage Securities Corp. II                         5.82        8/10/2038           894
      1,000  GS Mortgage Securities Corp. II(f)                      4.78        7/10/2039           997
      1,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                       4.99        9/12/2037         1,044
      4,500  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                       5.04       10/15/2042         4,128
      3,210  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.(f)                                    5.57        4/15/2043         3,121
      1,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                       5.33       12/15/2044         1,057
      1,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                       5.33       12/15/2044         1,023
      2,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                       6.15        2/15/2051         2,100
        900  LB-UBS Commercial Mortgage Trust                        5.28        2/15/2041           850
      1,500  Merrill Lynch Mortgage Trust(f)                         5.24       11/12/2037         1,655
      2,000  Merrill Lynch Mortgage Trust                            5.24       11/12/2037         2,099
      1,000  Merrill Lynch Mortgage Trust                            5.10        7/12/2038           697
      3,837  Merrill Lynch Mortgage Trust                            5.14        7/12/2038         3,972
        400  Merrill Lynch Mortgage Trust                            5.31        7/12/2038           240
      4,000  Merrill Lynch Mortgage Trust(f)                         5.67        5/12/2039         3,858

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)        SECURITY                                                RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$     2,500  Merrill Lynch Mortgage Trust                            5.01%      10/12/2041      $  2,343
      1,000  ML-CFC Commercial Mortgage Trust                        5.42        8/12/2048         1,027
      1,500  ML-CFC Commercial Mortgage Trust                        6.16        8/12/2049         1,547
        460  ML-CFC Commercial Mortgage Trust                        5.86        9/12/2049           490
      2,000  Morgan Stanley Capital I, Inc.                          5.82        6/11/2042         2,022
      1,800  Morgan Stanley Capital I, Inc.                          5.07        8/13/2042         1,877
        878  Morgan Stanley Capital I, Inc.                          5.15        8/13/2042           874
        723  Morgan Stanley Capital I, Inc.                          5.17        8/13/2042           707
        900  Morgan Stanley Capital I, Inc.                          5.47        3/12/2044           887
      3,000  Morgan Stanley Capital I, Inc.                          5.79        7/12/2044         3,290
      2,000  Morgan Stanley Capital I, Inc.                          4.77        7/15/2056         2,088
      2,350  Wachovia Bank Commercial Mortgage Trust                 5.92        5/15/2043         2,390
        900  Wachovia Bank Commercial Mortgage Trust                 5.36       12/15/2044           859
                                                                                                --------
                                                                                                  99,739
                                                                                                --------
             Total Financials                                                                     99,739
                                                                                                --------
             Total Commercial Mortgage Securities (cost: $88,195)                                 99,739
                                                                                                --------

             U.S. TREASURY SECURITIES (9.4%)

             BONDS (4.7%)
      7,300  2.75%, 8/15/2042                                                                      7,243
     31,000  3.00%, 5/15/2042                                                                     32,429
                                                                                                --------
                                                                                                  39,672
                                                                                                --------
             NOTES (4.7%)
      3,750  1.63%, 8/15/2022                                                                      3,770
     34,750  1.75%, 5/15/2022(f)                                                                  35,462
                                                                                                --------
                                                                                                  39,232
                                                                                                --------
             Total U.S. Treasury Securities (cost: $77,556)                                       78,904
                                                                                                --------
             MUNICIPAL BONDS (0.0%)

             CASINOS & GAMING (0.0%)
        325  Seneca Nation of Indians Capital Improvements Auth.     6.75       12/01/2013           324
                                                                                                --------
             Total Municipal Bonds (cost: $325)                                                      324
                                                                                                --------
             Total Bonds (cost: $357,869)                                                        384,318
                                                                                                --------
             MONEY MARKET INSTRUMENTS (4.1%)

             COMMERCIAL PAPER (1.9%)

             ENERGY (1.6%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (1.0%)
      8,297  Apache Corp.(a),(j)                                     0.40       12/03/2012         8,297
                                                                                                --------

================================================================================

22  | USAA CORNERSTONE MODERATE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)        SECURITY                                                RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
             OIL & GAS STORAGE & TRANSPORTATION (0.6%)
$     5,263  Spectra Energy Capital, LLC(a),(j)                      0.37%      12/03/2012      $  5,263
                                                                                                --------
             Total Energy                                                                         13,560
                                                                                                --------
             MATERIALS (0.3%)
             ----------------
             PAPER PACKAGING (0.3%)
      2,727  Sonoco Products Co.                                     0.32       12/03/2012         2,727
                                                                                                --------
             Total Commercial Paper (cost: $16,287)                                               16,287
                                                                                                --------

--------------------------------------------------------------------------------------------------------
NUMBER OF
SHARES
--------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (2.2%)
 18,608,926  State Street Institutional Liquid Reserve Fund, 0.18%(k) ($18,609)                   18,609
                                                                                                --------
             Total Money Market Instruments (cost: $34,896)                                       34,896
                                                                                                --------

             TOTAL INVESTMENTS (COST: $799,677)                                                 $837,903
                                                                                                ========

--------------------------------------------------------------------------------------------------------
NUMBER OF
CONTRACTS
--------------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.2%)
        450  Put - S&P 500 Index expiring January 19, 2013 at 1410                                 1,283
                                                                                                --------

             TOTAL PURCHASED OPTIONS (COST: $1,846)                                             $  1,283
                                                                                                ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------
                                         (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                     QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                 IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
--------------------------------------------------------------------------------------------------
U.S. Equity Securities:
 Common Stocks                            $201,759            $      -         $ -        $201,759
 Preferred Securities                            -              11,380          1,860       13,240
 Exchange-Traded Funds                      13,972                   -              -       13,972
International Equity Securities:
 Common Stocks                               6,611                   -              -        6,611
 Preferred Securities                        4,450               4,183            375        9,008
 Exchange-Traded Funds                     152,223                   -              -      152,223
Precious Metals And Minerals Securities:
 Gold                                        9,548                   -              -        9,548
 Silver                                      1,714                   -              -        1,714
 Exchange-Traded Funds                       5,816                   -              -        5,816
Global Real Estate Equity Securities:
 Preferred Securities                        1,564               3,234              -        4,798
Bonds:
 Corporate Obligations                           -             145,548          1,795      147,343
 Eurodollar And Yankee Obligations               -              56,157              -       56,157
 Asset-Backed Securities                         -               1,851              -        1,851
 Commercial Mortgage Securities                  -              99,411            328       99,739
 U.S. Treasury Securities                   78,904                   -              -       78,904
 Municipal Bonds                                 -                 324              -          324
Money Market Instruments:
 Commercial Paper                                -              16,287              -       16,287
 Money Market Funds                         18,609                   -              -       18,609
Purchased Options                            1,283                   -              -        1,283
--------------------------------------------------------------------------------------------------
Total                                     $496,453            $338,375         $4,358     $839,186
--------------------------------------------------------------------------------------------------

================================================================================

24  | USAA CORNERSTONE MODERATE FUND

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

--------------------------------------------------------------------------------------------------
                                                                                        COMMERCIAL
                                                      PREFERRED         CORPORATE         MORTGAGE
                                                     SECURITIES       OBLIGATIONS       SECURITIES
--------------------------------------------------------------------------------------------------
Balance as of May 31, 2012                               $2,205            $1,070            $ 834
Purchases                                                     -               777                -
Sales                                                         -               (81)            (513)
Transfers into Level 3                                        -                 -                -
Transfers out of Level 3                                      -                 -                -
Net realized gain (loss)                                      -                (5)               -
Change in net unrealized appreciation/depreciation           30                34                7
--------------------------------------------------------------------------------------------------
Balance as of November 30, 2012                          $2,235            $1,795            $ 328
--------------------------------------------------------------------------------------------------

For the period of June 1, 2012, through November 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 28.1% of net assets at November 30, 2012.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life

================================================================================

26  | USAA CORNERSTONE MODERATE FUND

================================================================================

    is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    REIT   Real estate investment trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  27

================================================================================

         occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) Security was fair valued at November 30, 2012, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

    (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2012, was $375,000, which represented 0.1% of the Fund's net assets.

    (d) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at November 30, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2012.

    (f) At November 30, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (g) At November 30, 2012, the aggregate market value of securities purchased on a delayed-delivery basis was $904,000.

    (h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

================================================================================

28  | USAA CORNERSTONE MODERATE FUND

================================================================================

    (i) Currently the issuer is in default with respect to interest and/or principal payments.

    (j) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (k) Rate represents the money market fund annualized seven-day yield at November 30, 2012.

     *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $799,677)         $837,903
  Purchased options, at market value (cost of $1,846)                      1,283
  Cash                                                                     1,152
  Receivables:
     Capital shares sold                                                   2,120
     USAA Asset Management Company (Note 5C)                                 135
     Dividends and interest                                                3,823
     Securities sold                                                       1,001
                                                                        --------
        Total assets                                                     847,417
                                                                        --------
LIABILITIES
  Payables:
     Securities purchased                                                  3,490
     Capital shares redeemed                                                 393
  Accrued management fees                                                    513
  Accrued transfer agent's fees                                               25
  Other accrued expenses and payables                                        133
                                                                        --------
        Total liabilities                                                  4,554
                                                                        --------
           Net assets applicable to capital shares outstanding          $842,863
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $841,445
  Accumulated undistributed net investment income                          3,960
  Accumulated net realized loss on investments, options, and
     futures transactions                                                (40,205)
  Net unrealized appreciation of investments and options                  37,663
                                                                        --------
        Net assets applicable to capital shares outstanding             $842,863
                                                                        ========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                         60,865
                                                                        ========
  Net asset value, redemption price, and offering price per share       $  13.85
                                                                        ========

See accompanying notes to financial statements.

================================================================================

30  | USAA CORNERSTONE MODERATE FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $12)                      $  6,328
  Interest                                                                10,403
                                                                        --------
     Total income                                                         16,731
                                                                        --------
EXPENSES
  Management fees                                                          3,083
  Administration and servicing fees                                          608
  Transfer agent's fees                                                    1,409
  Custody and accounting fees                                                106
  Postage                                                                     64
  Shareholder reporting fees                                                  42
  Trustees' fees                                                               7
  Registration fees                                                           26
  Professional fees                                                           51
  Other                                                                       10
                                                                        --------
     Total expenses                                                        5,406
  Expenses reimbursed                                                     (1,354)
                                                                        --------
     Net expenses                                                          4,052
                                                                        --------
NET INVESTMENT INCOME                                                     12,679
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
OPTIONS, AND FUTURES CONTRACTS
  Net realized gain (loss) on:
     Investments:
        Unaffiliated transactions                                         14,819
        Affiliated transactions (Note 7)                                     (14)
     Options                                                             (10,741)
     Futures transactions                                                    840
  Change in net unrealized appreciation/depreciation of:
     Investments                                                          41,599
     Options                                                                (209)
     Futures contracts                                                      (635)
                                                                        --------
        Net realized and unrealized gain                                  45,659
                                                                        --------
  Increase in net assets resulting from operations                      $ 58,338
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2012 (unaudited), and year ended
May 31, 2012

-----------------------------------------------------------------------------------------

                                                              11/30/2012        5/31/2012
-----------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                         $ 12,679        $  22,880
  Net realized gain on investments                                14,805           11,572
  Net realized loss on foreign currency transactions                   -               (9)
  Net realized gain (loss) on options                            (10,741)             234
  Net realized gain (loss) on futures transactions                   840             (433)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                  41,599          (79,899)
     Options                                                        (209)             215
     Futures contracts                                              (635)             524
                                                                -------------------------
     Increase (decrease) in net assets resulting
        from operations                                           58,338          (44,916)
                                                                -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (12,078)         (22,802)
                                                                -------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                       91,164          174,861
  Reinvested dividends                                            11,969           22,576
  Cost of shares redeemed                                        (72,567)        (148,698)
                                                                -------------------------
     Increase in net assets from capital share transactions       30,566           48,739
                                                                -------------------------
  Net increase (decrease) in net assets                           76,826          (18,979)
NET ASSETS
  Beginning of period                                            766,037          785,016
                                                                -------------------------
  End of period                                                 $842,863        $ 766,037
                                                                =========================
Accumulated undistributed net investment income:
  End of period                                                 $  3,960        $   3,359
                                                                =========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                      6,730           13,176
  Shares issued for dividends reinvested                             898            1,723
  Shares redeemed                                                 (5,366)         (11,231)
                                                                -------------------------
     Increase in shares outstanding                                2,262            3,668
                                                                =========================

See accompanying notes to financial statements.

================================================================================

32  | USAA CORNERSTONE MODERATE FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Moderate Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek a high total return.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

   securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect

================================================================================

34  | USAA CORNERSTONE MODERATE FUND

================================================================================

      what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   5. Options are valued by a pricing service at the National Best Bid/Offer
      (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

   6. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   7. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   8. Repurchase agreements are valued at cost, which approximates market value.

   9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

      affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred securities, certain bonds valued based on methods discussed in Note A7, and commercial paper which is valued at amortized cost.

================================================================================

36  | USAA CORNERSTONE MODERATE FUND

================================================================================

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

   For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by recent tender offers or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

   Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

   FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

   OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

   Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a

================================================================================

38  | USAA CORNERSTONE MODERATE FUND

================================================================================

   realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

   Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

   In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF NOVEMBER 30, 2012* (IN THOUSANDS)

                                       ASSET DERIVATIVES                  LIABILITY DERIVATIVES
----------------------------------------------------------------------------------------------------
                                STATEMENT OF                         STATEMENT OF
DERIVATIVES NOT ACCOUNTED       ASSETS AND                           ASSETS AND
FOR AS HEDGING                  LIABILITIES                          LIABILITIES
INSTRUMENTS                     LOCATION             FAIR VALUE      LOCATION             FAIR VALUE
----------------------------------------------------------------------------------------------------
Equity contracts                Purchased              $1,283        -                        $-
                                options; Net
                                unrealized
                                appreciation of
                                investments
                                and options
----------------------------------------------------------------------------------------------------
Total                                                  $1,283                                 $-
----------------------------------------------------------------------------------------------------

*For open derivative instruments as of November 30, 2012, see the portfolio of investments, which also is indicative of activity for the period ended November 30, 2012.

THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2012 (IN THOUSANDS)

DERIVATIVES                                                                     CHANGE IN UNREALIZED
NOT ACCOUNTED          STATEMENT OF                                             APPRECIATION
FOR AS HEDGING         OPERATIONS                   REALIZED GAIN (LOSS)        (DEPRECIATION)
INSTRUMENTS            LOCATION                     ON DERIVATIVES              ON DERIVATIVES
----------------------------------------------------------------------------------------------------
Interest rate          Net realized gain                  $    840                     $(635)
contracts              (loss) on futures
                       transactions/Change
                       in net unrealized
                       appreciation
                       (depreciation)
                       of futures
----------------------------------------------------------------------------------------------------
Equity contracts       Net realized gain                   (10,741)                     (209)
                       (loss) on options/
                       Change in net
                       unrealized appreciation/
                       depreciation of options
----------------------------------------------------------------------------------------------------
Total                                                     $ (9,901)                    $(844)
----------------------------------------------------------------------------------------------------

================================================================================

40  | USAA CORNERSTONE MODERATE FUND

================================================================================

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of November 30, 2012, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $902,000; none of which were when-issued securities.

H. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian will suspend the bank credit arrangement. For the six-month period ended November
   30, 2012, custodian and

================================================================================

42  | USAA CORNERSTONE MODERATE FUND

================================================================================

   other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended November 30, 2012, the Fund did not receive any brokerage commission recapture credits.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

For the six-month period ended November 30, 2012, the Fund paid CAPCO facility fees of $3,000, which represents 1.4% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2013, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2012, the Fund had pre-enactment capital loss carryforwards of $44,143,000, and no post-enactment capital loss carryforwards, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2017 and 2018, as shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

================================================================================

44  | USAA CORNERSTONE MODERATE FUND

================================================================================

  PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
--------------------------------------------
 EXPIRES                           BALANCE
---------                        -----------
  2017                           $12,891,000
  2018                            31,252,000
                                 -----------
                      Total      $44,143,000
                                 ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended November 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2012, and each of the three preceding fiscal years, generally remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2012, were $290,241,000 and $272,532,000, respectively.

As of November 30, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2012, were $62,196,000 and $24,533,000, respectively, resulting in net unrealized appreciation of $37,663,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

For the six-month period ended November 30, 2012, transactions in written call and put options* were as follows:

                                                                        PREMIUMS
                                                       NUMBER OF        RECEIVED
                                                       CONTRACTS         (000's)
                                                       -------------------------
Outstanding May 31, 2012                                   3,050         $ 1,028
Options written                                            9,948           6,584
Options terminated in closing purchase transactions      (12,998)         (7,612)
                                                       -------------------------
Outstanding at November 30, 2012                               -         $     -
                                                       =========================

* Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The
   Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. For the period ended
   November 30, 2012, there are no subadvisers.

   The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Balanced Funds Index over the performance period. The Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds in the Lipper Balanced Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The

================================================================================

46  | USAA CORNERSTONE MODERATE FUND

================================================================================

   following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Balanced Funds Index over that period, even if the Fund had overall negative returns during the performance period.

   For the six-month period ended November 30, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $3,083,000, which included a 0.01% performance adjustment of $45,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2012, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $608,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

   certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2012, the Fund reimbursed the Manager $12,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2013, to limit the annual expenses of the Fund to 1.00% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2012, the Fund incurred reimbursable expenses of $1,354,000, of which $135,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2012, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,409,000.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

48  | USAA CORNERSTONE MODERATE FUND

================================================================================

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended November 30, 2012, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                 NET REALIZED
                                                   COST TO      GAIN (LOSS) TO
     SELLER                PURCHASER              PURCHASER         SELLER
--------------------------------------------------------------------------------
USAA Cornerstone     USAA Cornerstone
  Moderate Fund        Aggressive Fund           $  504,000       $(21,000)
USAA Cornerstone     USAA Cornerstone
  Moderate Fund        Moderately Conservative
                       Fund                       1,343,000          7,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                               NOVEMBER 30,                     YEAR ENDED MAY 31,
                               ----------------------------------------------------------------------------------------
                                   2012            2012            2011            2010            2009            2008
                               ----------------------------------------------------------------------------------------
Net asset value at
 beginning of period           $  13.07        $  14.29        $  12.26        $  10.08        $  14.01        $  15.70
                               ----------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income              .21             .40             .38             .47             .43             .38
 Net realized and
  unrealized gain (loss)            .77           (1.22)           2.05            2.18           (3.95)           (.96)
                               ----------------------------------------------------------------------------------------
Total from investment
 operations                         .98            (.82)           2.43            2.65           (3.52)           (.58)
                               ----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income             (.20)           (.40)           (.40)           (.47)           (.41)           (.38)
 Realized capital gains               -               -               -               -            (.00)(a)        (.73)
                               ----------------------------------------------------------------------------------------
Total distributions                (.20)           (.40)           (.40)           (.47)           (.41)          (1.11)
                               ----------------------------------------------------------------------------------------
Net asset value at
 end of period                 $  13.85        $  13.07        $  14.29        $  12.26        $  10.08        $  14.01
                               ========================================================================================
Total return (%)*                  7.60           (5.70)          20.21           26.63          (25.13)          (3.82)
Net assets at
 end of period (000)           $842,863        $766,037        $785,016        $592,088        $449,984        $622,186
Ratios to average
 net assets:**
 Expenses (%)(b)                   1.00(c)         1.00            1.00            1.00            1.00            1.00
 Expenses, excluding
  reimbursements(b)                1.33(c)         1.38            1.36            1.38            1.42            1.26
 Net investment income (%)         3.13(c)         3.03            2.92            3.95            4.12            2.61
Portfolio turnover (%)               35             119             145             110             115             185(d)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2012, average net assets were
    $808,924,000.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.

================================================================================

50  | USAA CORNERSTONE MODERATE FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2012, through November 30, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                  BEGINNING           ENDING           DURING PERIOD*
                                ACCOUNT VALUE      ACCOUNT VALUE        JUNE 1, 2012 -
                                 JUNE 1, 2012    NOVEMBER 30, 2012    NOVEMBER 30, 2012
                                -------------------------------------------------------
Actual                            $1,000.00          $1,076.00              $5.20

Hypothetical
 (5% return before expenses)       1,000.00           1,020.05               5.06

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 7.60% for the six-month period of June 1, 2012, through November 30, 2012.

================================================================================

52  | USAA CORNERSTONE MODERATE FUND

================================================================================

TRUSTEES                     Daniel S. McNamara
                             Robert L. Mason, Ph.D.
                             Barbara B. Ostdiek, Ph.D.
                             Michael F. Reimherr
                             Paul L. McNamara
                             Patrick T. Bannigan*

                             *Effective October 31, 2012, Patrick T. Bannigan
                              resigned from his position as Trustee.
--------------------------------------------------------------------------------
ADMINISTRATOR AND            USAA Asset Management Company
INVESTMENT ADVISER           P.O. Box 659453
                             San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND              USAA Investment Management Company
DISTRIBUTOR                  P.O. Box 659453
                             San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT               USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                State Street Bank and Trust Company
ACCOUNTING AGENT             P.O. Box 1713
                             Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                  Ernst & Young LLP
REGISTERED PUBLIC            100 West Houston St., Suite 1800
ACCOUNTING FIRM              San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                  Under "My Accounts" on
SELF-SERVICE 24/7            usaa.com select "Investments,"
AT USAA.COM                  then "Mutual Funds"

OR CALL                      Under "Investments" view
(800) 531-USAA               account balances, or click
        (8722)               "I want to...," and select
                             the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    27800-0113                               (C)2013, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:
          01/28/2013
          -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:      01/30/2013
          -------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:
          01/29/2013
          -------------------------------


*Print the name and title of each signing officer under his or her signature.